Note D - Concentration of Risk	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

10.            MAJOR CUSTOMERS AND ACCOUNTS RECEIVABLE

The Company had certain customers whose revenue individually represented 10% or more of the Company’s total revenue, or whose accounts receivable balances individually represented 10% or more of the Company’s total accounts receivable, as follows:

For the three months ended September 30, 2013 and 2012, two customers accounted for 43% and one customer accounted for 14% of revenue, respectively. For the nine months ended September 30, 2013 and 2012, three customers accounted for 47% and three customers accounted for 53% of revenue, respectively.

At September 30, 2013, five customers accounted for 72% of accounts receivable.  At December 31, 2012, two customers accounted for 88% of accounts receivable.

NOTE D—CONCENTRATION OF RISK

Financial instruments which potentially subject the Company to risk primarily consist of cash and accounts receivables.

The Company maintains its cash balances in a financial institution in Nevada. All non-interest bearing accounts are fully insured by the Federal Deposit Insurance Corporation (FDIC) through December 31, 2012 and interest-bearing accounts are insured by the FDIC up to $250,000.  The Company has not incurred any losses on these accounts.

The Company extends credit to customers on an unsecured basis in the normal course of business. The Company’s policy is to perform an analysis of the recoverability of its receivables at the end of each reporting period and to establish allowances where appropriate. The Company analyzes historical bad debts and contract losses, customer concentrations, and customer credit-worthiness when evaluating the adequacy of the allowances.

The Company had certain customers whose revenue individually represented 10% or more of the Company’s total revenue, as follows:

	Years Ended December 31,
	2012	2011

Customer A	31%	15%
Customer B	18%	—
Customer C	* %	43%

*      Less than 10% of total revenue

The Company had certain customers whose accounts receivable balances individually represented 10% or more of the Company’s total accounts receivable, as follows:

	As of December 31,
	2012	2011

Customer C	74%	78%
Customer D	14%	—

*      Less than 10% of total accounts receivable